Pension and Postretirement Benefit Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Allocation of Plan Assets	The plans’ weighted-average asset allocations by asset category are as follows:

	December 31, 2014	December 28, 2013
Cash	6%	12%
Equity Securities	27%	30%
Fixed Income Securities	67%	58%
Total	100%	100%

Schedule of Expected Benefit Payments
The expected level of payments to, or on the behalf of, participants is as follows:

In thousands	Pension	Postretirement
2015	$10,833	$393
2016	10,526	385
2017	10,898	377
2018	11,316	370
2019	11,619	363
2020 to 2024	65,189	1,715

Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Funded Status
The following table details information regarding the Company's pension plans:

In thousands	U.S. Pension Plans		Non-U.S. Pension Plans
	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013
Pension Plans
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$(98,320)	$(16,309)	$(138,304)	$(131,580)
Service costs	(322)	(4)	(2,995)	(3,398)
Interest costs	(4,416)	(1,067)	(5,356)	(4,980)
Participant contributions	—	—	(171)	(170)
Acquisition / transfers	—	(84,932)	(2,594)	(1,602)
Plan amendments	—	—	—	622
Actuarial gain / (loss)	(18,229)	2,670	(39,661)	2,273
Settlements / curtailments	—	—	204	—
Benefit payments	6,261	1,322	4,959	4,917
Currency translation	—	—	20,768	(4,386)
Benefit obligation at end of year	$(115,026)	$(98,320)	$(163,150)	$(138,304)
Change in Plan Assets:
Fair value at beginning of year	$98,822	$12,172	$144,331	$139,064
Actual return on plan assets	10,776	2,270	41,160	(877)
Employer and participant contributions	721	721	4,938	4,788
Acquisition / transfers	—	84,981	—	1,203
Settlements / curtailments	—	—	(204)	(263)
Benefit payments	(6,261)	(1,322)	(4,959)	(4,618)
Currency translation	—	—	(21,103)	5,034
Fair value at end of year	$104,058	$98,822	$164,163	$144,331
Funded (unfunded) status	$(10,968)	$502	$1,013	$6,027
Amounts included in the balance sheet:
Current assets	$—	$—	$—	$—
Other noncurrent assets	—	—	10,018	12,133
Accounts payable and accrued liabilities	—	—	(1,217)	(346)
Other noncurrent liabilities	(10,968)	502	(7,788)	(5,760)
Net amount recognized	$(10,968)	$502	$1,013	$6,027
Weighted average assumptions used:
Return on plan assets	5.9 - 7.0%	5.9 - 7.0%	3.0 - 5.5%	3.0 - 5.5%
Discount rate	3.7 - 4.0%	4.6%	1.7 - 8.0%	3.4 - 8.0%
Salary and wage escalation rate	N/A	N/A	2.0 - 4.5%	2.8 - 4.5%

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The following table summarizes the pretax amounts recorded in Accumulated other comprehensive income (loss) for the Company’s pension plans as of December 31, 2014 and December 28, 2013:

In thousands	U.S. Pension Plans		Non-U.S. Pension Plans
	December 31, 2014	December 28, 2013	December 31, 2014	December 28, 2013
Transition net asset	$—	$—	$—	$—
Net actuarial (gain) loss	14,454	1,174	15,932	12,583
Prior service cost	—	—	(525)	—
Net amounts recognized	$14,454	$1,174	$15,407	$12,583

Components of net periodic benefit costs
The components of the Company's pension related costs for the following periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Service cost	$1,001	$873
Interest cost	1,975	2,458
Expected return on plan assets	(2,686)	(3,118)
Curtailment / settlement (gain) loss	—	—
Net amortization of:
Actuarial (gain) loss	98	(4)
Transition costs and other	(9)	—
Net periodic benefit cost	$379	$209

The components of the Company's pension related costs for the following periods are as follows:

	U.S. Pension Plans			Non-U.S. Pension Plans
In thousands, except percentage data	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Pension Benefit Plans
Components of net periodic benefit cost:
Service cost	$322	$4	$—	$2,995	$3,398	$2,002
Interest cost	4,416	1,067	620	5,356	4,980	5,032
Return on plan assets	(5,829)	(1,679)	(899)	(6,487)	(6,574)	(5,462)
Curtailment / settlement (gain) loss	—	—	—	61	—	792
Net amortization of:
Transition costs and other	3	253	181	1	95	(238)
Net periodic benefit cost	$(1,088)	$(355)	$(98)	$1,926	$1,899	$2,126
Weighted average assumptions used:
Return on plan assets	5.9 - 7.0%	5.9 - 7.0%	8.0%	3.0 - 5.5%	3.0 - 5.5%	1.5 - 6.0%
Discount rate	4.6%	4.6%	3.8%	3.2 - 8.0%	3.4 - 8.0%	3.7 - 7.0%
Salary and wage escalation rate	N/A	N/A	N/A	1.0 - 4.5%	2.8 - 4.5%	2.0 - 4.5%

Schedule of Allocation of Plan Assets
The fair value of the Company's pension plan assets at December 31, 2014 by asset category is as follows:

In thousands	Total	Level 1	Level 2	Level 3
Cash	$3,904	$1,979	$1,925	$—
Equity securities:
U.S. equities (a)	17,191	11,269	5,922	—
Foreign equities (b)	12,190	5,413	6,777	—
Global equity funds (c)	42,829	13,017	29,812	—
Emerging markets (d)	749	749	—	—
Total equity securities	72,959	30,448	42,511	—
Fixed income securities:
U.S. fixed income funds (e)	68,036	1,939	66,097	—
Foreign fixed income funds (f)	120,299	—	120,299	—
Total fixed income securities	188,335	1,939	186,396	—
Insurance funds	3,023	—	—	3,023
Total	$268,221	$34,366	$230,832	$3,023

(a)	This category consists of commingled and registered mutual funds that focus on equity securities of U.S companies. It includes both indexed and actively managed funds.

(b)	This category consists of commingled and registered mutual funds that focus on equity securities of companies outside of the U.S. It includes both indexed and actively managed funds.

(c)	This category consists of commingled and registered mutual funds that invest in equity securities of both U.S. and foreign companies. It includes actively managed funds

(d)	This category consists of commingled and registered mutual funds that invest in equity securities of companies in emerging market economies. It includes actively managed funds.

(e)	This category consists of actively managed funds that invest in investment-grade bonds of U.S. issuers from diverse industries and U.S. government bonds and treasury notes.

(f)	This category consists of funds that invest in investment-grade bonds of foreign companies and Euro region government bonds.

The fair value of the Company's pension plan assets at December 28, 2013 by asset category is as follows:

In thousands	Total	Level 1	Level 2	Level 3
Cash	$28,671	$27,803	$868	$—
Equity securities:
U.S. equities (a)	16,566	11,023	5,543	—
Foreign equities (b)	16,233	4,993	11,240	—
Global equity funds (c)	37,697	13,489	24,208	—
Emerging markets (d)	2,423	1,083	1,340	—
Total equity securities	72,919	30,588	42,331	—
Fixed income securities:
U.S. fixed income funds (e)	43,069	11,030	27,332	4,707
Foreign fixed income funds (f)	97,264	—	97,264	—
Total fixed income securities	140,333	11,030	124,596	4,707
Insurance funds	1,230	$—	$—	$1,230
Total	$243,153	$69,421	$167,795	$5,937

(a)	This category consists of commingled and registered mutual funds that focus on equity securities of U.S companies. It includes both indexed and actively managed funds.

(b)	This category consists of commingled and registered mutual funds that focus on equity securities of companies outside of the U.S. It includes both indexed and actively managed funds.

(c)	This category consists of commingled and registered mutual funds that invest in equity securities of both U.S. and foreign companies. It includes actively managed funds

(d)	This category consists of commingled and registered mutual funds that invest in equity securities of companies in emerging market economies. It includes actively managed funds.

(e)	This category consists of actively managed funds that invest in investment-grade bonds of U.S. issuers from diverse industries and U.S. government bonds and treasury notes.

(f)	This category consists of funds that invest in investment-grade bonds of foreign companies and Euro region government bonds.

Postretirement Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Net Funded Status
The following table details information regarding the Company's postretirement plans:

In thousands	U.S. Postretirement Plans		Non-U.S. Postretirement Plans
	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013
Postretirement Benefit Plans
Change in Projected Benefit Obligation:
Benefit obligation at beginning of year	$(2,034)	$—	$(5,511)	$(4,864)
Additional benefit obligations	—	—	—	—
Service costs	—	—	(7)	(59)
Interest costs	(89)	(11)	(146)	(187)
Acquisition / transfers	—	(2,030)	1,834	(1,419)
Actuarial gain / (loss)	17	7	(237)	305
Settlements / curtailments	—	—	—	182
Benefit payments	25	—	314	381
Currency translation	—	—	321	150
Benefit obligation at end of year	$(2,081)	$(2,034)	$(3,432)	$(5,511)
Change in Plan Assets:
Fair value at beginning of year	$—	$—	$—	$—
Actual return on plan assets	—	—	—	—
Employer and participant contributions	25	—	314	381
Benefit payments	(25)	—	(314)	(381)
Currency translation	—	—	—	—
Fair value at end of year	$—	$—	$—	$—
Funded status	$(2,081)	$(2,034)	$(3,432)	$(5,511)
Amounts included in the balance sheet:
Other noncurrent assets	$—	$—	$—	$—
Accounts payable and accrued liabilities	(97)	(119)	(297)	(492)
Other noncurrent liabilities	(1,984)	(1,915)	(3,135)	(5,019)
Net amount recognized	$(2,081)	$(2,034)	$(3,432)	$(5,511)
Weighted average assumptions used:
Return on plan assets	N/A	N/A	N/A	N/A
Discount rate	3.7%	4.6%	3.2 - 3.7%	4.1 - 4.8%
Salary and wage escalation rate	N/A	N/A	2.5%	3.0%

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The following table summarizes the pretax amounts recorded in Accumulated other comprehensive income (loss) for the Company’s postretirement benefit plans as of December 31, 2014 and December 28, 2013:

In thousands	U.S. Postretirement Plans		Non-U.S. Postretirement Plans
	December 31, 2014	December 28, 2013	December 31, 2014	December 28, 2013
Transition net asset	$—	$—	$—	$—
Net actuarial (gain) loss	(23)	(7)	122	(12)
Prior service cost	—	—	—	—
Net amounts recognized	$(23)	$(7)	$122	$(12)

Components of net periodic benefit costs
The components of the Company's postretirement related costs for the following periods are as follows:

In thousands	Three Months Ended March 31, 2015	Three Months Ended March 29, 2014
Service cost	$2	$9
Interest cost	44	93
Curtailment / settlement (gain) loss	—	—
Net amortization of:
Actuarial (gain) loss	2	5
Transition costs and other	—	—
Net periodic benefit cost	$48	$107

The components of the Company's postretirement related costs for the following periods are as follows:

	U.S. Postretirement Plans			Non-U.S. Postretirement Plans
In thousands, except percentage data	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012	Fiscal Year Ended December 31, 2014	Fiscal Year Ended December 28, 2013	Fiscal Year Ended December 29, 2012
Postretirement Benefit Plans
Components of net periodic benefit cost:
Service cost	$—	$—	$—	$7	$59	$69
Interest cost	89	11	—	146	187	218
Curtailment / settlement (gain) loss	—	—	—	—	114	186
Net amortization of:
Transition costs and other	—	—	—	—	35	26
Net periodic benefit cost	$89	$11	$—	$153	$395	$499
Weighted average assumptions used:
Discount rate	4.6%	4.6%	N/A	4.1 - 4.8%	4.1 - 4.8%	3.5 - 7.0%
Salary and wage escalation rate	N/A	N/A	N/A	3.0%	3.0%	3.0 - 4.5%

Canadian Benefit Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Health Care Cost Trend Rates
The health care cost trend rate assumptions for the Company provided health care benefits for retirees in Canada are reflected in the following table. The Company does not provide post-employment health care benefits for retirees in other countries.

	December 31, 2014	December 28, 2013
Weighted average health care cost trend rate assumed for next year	6.22%	6.44%
Rate to which the cost trend is expected to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reached the ultimate trend rate	2028	2028